Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details)		12 Months Ended
	Dec. 22, 2017	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Expected provision (benefit) at statutory rate	(35.00%)	(21.00%)	(28.00%)
State taxes, net of federal tax benefit		(4.40%)	(0.00%)
Change in federal rate			7.00%
Permanent differences-stock based compensation		15.00%
Increase in valuation allowance		10.40%	21.00%
Total provision (benefit) for income taxes		0.00%	0.00%